UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2488

DREYFUS PREMIER EQUITY FUNDS, INC.
Dreyfus Premier Growth and Income Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	6/30/06

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier Growth and Income Fund
June 30, 2006 (Unaudited)

Common Stocks--98.5%	Shares	Value ($)

Consumer Discretionary--8.9%
Advance Auto Parts	11,650	336,685
Hilton Hotels	21,200	599,536
Home Depot	11,700	418,743
McDonald's	10,200	342,720
News, Cl. A	21,700	416,206
Target	11,400	557,118
		2,671,008
Consumer Staples--8.9%
Altria Group	11,900	873,817
Cadbury Schweppes, ADR	8,100	314,442
CVS	20,300	623,210
PepsiCo	6,400	384,256
Procter & Gamble	8,900	494,840
		2,690,565
Energy--10.7%
Chesapeake Energy	8,800 a	266,200
ConocoPhillips	6,900	452,157
Exxon Mobil	14,000	858,900
Grant Prideco	8,800 b	393,800
Schlumberger	7,300	475,303
Transocean	4,600 b	369,472
Weatherford International	8,000 b	396,960
		3,212,792
Financial--19.7%
Affiliated Managers Group	4,900 a,b	425,761
Axis Capital Holdings	12,600	360,486
Bank of America	24,800	1,192,880
Capital One Financial	8,300	709,235
Countrywide Financial	17,400	662,592
JPMorgan Chase & Co.	23,500	987,000
Merrill Lynch & Co.	10,900	758,204
Wachovia	15,000	811,200
		5,907,358
Health Care--12.6%
Abbott Laboratories	11,900	518,959
Alcon	4,400	433,620
Amgen	6,700 b	437,041
Caremark Rx	2,300	114,701
Fisher Scientific International	4,000 b	292,200
Genzyme	5,200 b	317,460
Johnson & Johnson	9,500	569,240
WellPoint	7,100 b	516,667
Wyeth	13,600	603,976
		3,803,864
Industrial--12.6%
3M	6,600	533,082
Burlington Northern Santa Fe	6,700	530,975
Danaher	10,000	643,200
Emerson Electric	6,700	561,527
General Electric	45,800	1,509,568
		3,778,352

Information Technology--17.5%
Adobe Systems	19,300 b	585,948
Apple Computer	5,300 b	302,736
Autodesk	12,700 b	437,642
Broadcom, Cl. A	8,300 b	249,415
Cisco Systems	24,100 b	470,673
Citrix Systems	6,800 b	272,952
Corning	10,100 b	244,319
Electronic Arts	7,100 b	305,584
EMC/Massachusetts	11,800 b	129,446
Google, Cl. A	656 b	275,080
Intel	12,900	244,455
Microchip Technology	10,600	355,630
Microsoft	36,000	838,800
Motorola	7,200	145,080
Qualcomm	10,100	404,707
		5,262,467
Materials--2.7%
Air Products & Chemicals	5,700	364,344
EI Du Pont de Nemours & Co.	10,600	440,960
		805,304
Telecommunication Services--2.5%
AT & T	16,800	468,552
Verizon Communications	8,700	291,363
		759,915
Utilities--2.4%
PG & E	4,400	172,832
Sempra Energy	6,100	277,428
Southern	8,700	278,835
		729,095
Total Common Stocks
(cost $27,335,493)		29,620,720

Other Investment--1.1%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $326,000)	326,000 c	326,000

Investment of Cash Collateral
for Securities Loaned--2.4%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $712,800)	712,800 c	712,800

Total Investments (cost $28,374,293)	102.0%	30,659,520
Liabilities, Less Cash and Receivables	(2.0%)	(609,672)
Net Assets	100.0%	30,049,848

ADR - American Depository Receipts

a	All or a portion of these securities are on loan. At June 30, 2006, the total market value of the fund's securities on loan is $691,961 and the total market value of the collateral held by the fund is $712,800.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PREMIER EQUITY FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephan E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	August 17, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	August 17, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)